Partners' Equity - Partnership's preference unit repurchase programme (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Partners' Equity
Repurchases of units, including commissions			$ 49,247
Preference units | Unit repurchase programme
Partners' Equity
Number of units repurchased	0	0	1,973,611
Number of units cancelled	0	0	1,973,611
Repurchases of units, including commissions			$ 49,247
Series A preference units | Unit repurchase programme
Partners' Equity
Number of units repurchased			665,016
Number of units cancelled			665,016
Repurchases of units, including commissions			$ 16,423
Series B preference units | Unit repurchase programme
Partners' Equity
Number of units repurchased			639,189
Number of units cancelled			639,189
Repurchases of units, including commissions			$ 16,080
Series C preference units | Unit repurchase programme
Partners' Equity
Number of units repurchased			669,406
Number of units cancelled			669,406
Repurchases of units, including commissions			$ 16,744